Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

March 4, 2008

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Investor Funds (the “Trust”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses dated February 28, 2008 for the HSBC Investor Cash Management Fund, HSBC Investor Core Fixed Income Fund, HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Short Duration Fixed Income Fund, HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund does not differ from the form of Prospectuses contained in the most recent Post-Effective Amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 109 on February 29, 2008 (Accession No. 0000930413-08-001335).

If you have any questions regarding this certification, please contact me at (617) 824-1411.

Sincerely,

/s/Gary A. Ashjian
Gary A. Ashjian
Assistant Vice President
Citi Fund Services
Sub-Administrator to the Trust

cc:	Richard Fabietti (HSBC)
Elba Vasquez (HSBC)
David Harris, Esq. (Dechert)
Cynthia Baughman, Esq. (Dechert)